Income Tax - Summary of Profit Before Tax Differences Calculated (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Effective Tax Rate [Line Items]
Profit before tax	£ 232	£ 498	£ 421
Tax calculated at UK rate (2019: 19%, 2018: 19%, 2017: 19.25%)	(44)	(94)	(81)
Effect of overseas tax rates	(2)	(28)	15
Joint venture and associate income reported net of tax	10	8	15
Intangible impairment not subject to tax
Intra-group financing benefit	11	25	26
Movement in provisions for tax uncertainties	3	111	49
Impact of US tax reform			(1)
Net expense not subject to tax	(10)	(29)	(39)
Benefit from change in US tax accounting treatment		25
Gains and losses on sale of businesses not subject to tax	57	77	8
Utilisation of previously unrecognised tax losses and credits			(1)
Unrecognised tax losses	(17)	(9)	(16)
Adjustments in respect of prior years	26	6	12
Total tax credit/(charge)	£ 34	£ 92	£ (13)
Tax rate reflected in earnings	14.70%	18.50%	3.10%
UK [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax credit/(charge)	£ (12)	£ 37	£ (36)
Overseas [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax credit/(charge)	£ 46	£ 55	£ 23